Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Entity Registrant Name	X Financial
Entity Central Index Key	0001725033
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	KPMG Huazhen LLP
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38652
Auditor Firm ID	1186
Auditor Location	Shenzhen, China
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
ICFR Auditor Attestation Flag	false
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	231,517,943
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share **
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,600,000
ADS
Document and Entity Information
Trading Symbol	XYF
Title of 12(b) Security	American depositary shares, each ADS represents six Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
Business Contact
Document and Entity Information
City Area Code	86-755
Entity Address, Address Line One	7-8F, Block A, Aerospace Science and Technology Plaza
Entity Address, Address Line Two	No. 168, Haide Third Avenue, Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518067
Entity Address, Country	CN
Contact Personnel Name	Mr. Frank Fuya Zheng
Local Phone Number	8628 2977
Contact Personnel Email Address	frank.zheng@xiaoying.com
Common share
Document and Entity Information
Entity Common Stock, Shares Outstanding	329,117,943